Leases (Supplemental Cash Flow Information Related to Leases Right-of-use Assets Obtained In Exchange For Lease Liabilities) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
LEASES [Abstract]
Operating leases	$ 3,114	$ 126